Additional Paid-In Capital (Narrative) (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($) yr shares	Dec. 31, 2016 USD ($) yr $ / shares shares
Additional Paid-in Capital 1 | shares		6,361,525
Additional Paid-in Capital 2 | yr		10
Additional Paid-in Capital 3 | shares		200,000
Additional Paid-in Capital 4		$ 0.62
Additional Paid-in Capital 5		$ 45,000
Additional Paid-in Capital 10 | shares		100,000
Additional Paid-in Capital 11 | $ / shares		$ 0.62
Additional Paid-in Capital 12 | yr		2
Additional Paid-in Capital 13		25.00%
Additional Paid-in Capital 14		$ 24,000
Additional Paid-in Capital 15 | shares		600,000
Additional Paid-in Capital 16 | $ / shares		$ 0.58
Additional Paid-in Capital 17 | yr		2
Additional Paid-in Capital 18		25.00%
Additional Paid-in Capital 19		$ 120,000
Additional Paid-in Capital 20 | shares		75,000
Additional Paid-in Capital 21 | $ / shares		$ 0.58
Additional Paid-in Capital 22 | yr		2
Additional Paid-in Capital 23		25.00%
Additional Paid-in Capital 24		$ 15,000
Additional Paid-in Capital 25 | shares		150,000
Additional Paid-in Capital 26 | $ / shares		$ 0.48
Additional Paid-in Capital 27 | yr		2
Additional Paid-in Capital 28		25.00%
Additional Paid-in Capital 29		$ 25,000
Additional Paid-in Capital 30 | shares		225,000
Additional Paid-in Capital 31 | $ / shares		$ 0.41
Additional Paid-in Capital 32 | yr		2
Additional Paid-in Capital 33		25.00%
Additional Paid-in Capital 34		$ 32,000
Additional Paid-in Capital 35 | shares		250,000
Additional Paid-in Capital 36 | $ / shares		$ 0.41
Additional Paid-in Capital 37		$ 33,000
Additional Paid-in Capital 38 | shares		200,000
Additional Paid-in Capital 39 | shares		325,000
Additional Paid-in Capital 40		7
Additional Paid-in Capital 41 | shares		75,000
Additional Paid-in Capital 42 | $ / shares		$ 0.73
Additional Paid-in Capital 43 | yr		2
Additional Paid-in Capital 44		25.00%
Additional Paid-in Capital 45		$ 202,000
Additional Paid-in Capital 46 | shares		50,000
Additional Paid-in Capital 47 | $ / shares		$ 0.73
Additional Paid-in Capital 48 | yr		2
Additional Paid-in Capital 49		25.00%
Additional Paid-in Capital 50		$ 16,000
Additional Paid-in Capital 51 | shares		225,000
Additional Paid-in Capital 52		6
Additional Paid-in Capital 53 | $ / shares		$ 0.76
Additional Paid-in Capital 54 | yr		2
Additional Paid-in Capital 55		25.00%
Additional Paid-in Capital 56		$ 79,000
Additional Paid-in Capital 57		195,000
Additional Paid-in Capital 58		130,000
Additional Paid-in Capital 59		320,000
Additional Paid-in Capital 60		158,000
Additional Paid-in Capital 61		11,000
Additional Paid-in Capital 62		0
Additional Paid-in Capital 63		195,000
Additional Paid-in Capital 64		$ 195,000
Additional Paid-in Capital 65 | shares		1,056,765
Additional Paid-in Capital 66 | shares		1,056,765
Additional Paid-in Capital 67		$ 0
Additional Paid-in Capital 68		596,000
Additional Paid-in Capital 69		$ 596,000
Additional Paid-in Capital 1 | shares	300,000
Additional Paid-in Capital 2	$ 0.89
Additional Paid-in Capital 3 | yr	10
Additional Paid-in Capital 4	$ 114,000
Additional Paid-in Capital 5 | shares	50,000
Additional Paid-in Capital 6 | shares	50,000
Additional Paid-in Capital 7	$ 0
Additional Paid-in Capital 8	21,000
Additional Paid-in Capital 9	21,000
Additional Paid-in Capital 10	170,000
Additional Paid-in Capital 11	63,000
Additional Paid-in Capital 12	168,000
Additional Paid-in Capital 13	2,000
Additional Paid-in Capital 14	238,000
Additional Paid-in Capital 15	$ 159,000
Additional Paid-in Capital 16 | shares	560,000
Additional Paid-in Capital 17 | shares	560,000
Additional Paid-in Capital 18	$ 0
Additional Paid-in Capital 19	316,000
Additional Paid-in Capital 20	$ 316,000